DEFINED BENEFIT PLANS	3 Months Ended	12 Months Ended
	Mar. 30, 2013	Dec. 31, 2012
Compensation and Retirement Disclosure [Abstract]
DEFINED BENEFIT PLANS
Pension plans
The Company has two pension plans, the Ply Gem Group Pension Plan and the MW Manufacturers, Inc. Retirement Plan. The Company’s net periodic benefit expense for the combined plans for the periods indicated consists of the following components:

	For the three months ended
(amounts in thousands)	March 30, 2013	March 31, 2012
Service cost	$29	$—
Interest cost	440	467
Expected return on plan assets	(513)	(504)
Amortization of loss	234	200
Net periodic benefit expense	$190	$163

Defined benefit plans
The Company has two pension plans, the Ply Gem Group Pension Plan (the “Ply Gem Plan”) and the MW Manufacturers, Inc. Retirement Plan (the “MW Plan”). The plans are combined in the following discussion.
The table that follows provides a reconciliation of benefit obligations, plan assets, and funded status of the combined plans in the accompanying consolidated balance sheets at December 31, 2012 and 2011:

(amounts in thousands)	December 31, 2012	December 31, 2011
Change in projected benefit obligation
Benefit obligation at beginning of year	$42,400	$38,066
Service cost	101	98
Interest cost	1,850	1,931
Actuarial loss	3,066	4,138
Benefits and expenses paid	(2,357)	(1,833)
Projected benefit obligation at end of year	$45,060	$42,400
Change in plan assets
Fair value of plan assets at beginning of year	$26,377	$26,929
Actual return on plan assets	3,164	(680)
Employer and participant contributions	2,596	1,961
Benefits and expenses paid	(2,357)	(1,833)
Fair value of plan assets at end of year	$29,780	$26,377
Funded status and financial position:
Fair value of plan assets	$29,780	$26,377
Benefit obligation at end of year	45,060	42,400
Funded status	$(15,280)	$(16,023)
Amount recognized in the balance sheet consists of:
Current liability	$(1,141)	$(2,577)
Noncurrent liability	(14,139)	(13,446)
Liability recognized in the balance sheet	$(15,280)	$(16,023)

The accumulated benefit obligation for the combined plans was approximately $45.1 million and $42.4 million as of December 31, 2012 and December 31, 2011, respectively.
Accumulated other comprehensive loss
Amounts recognized in accumulated other comprehensive loss at December 31, 2012 and December 31, 2011 consisted of the following:

(amounts in thousands)	December 31, 2012	December 31, 2011
Initial net asset (obligation)	$—	$—
Prior service credit (cost)	—	—
Net loss	15,468	14,365
Accumulated other comprehensive loss	$15,468	$14,365

These amounts do not include any amounts recognized in accumulated other comprehensive income related to the nonqualified Supplemental Executive Retirement Plan.
Actuarial assumptions
Plan assets consist of cash and cash equivalents, fixed income mutual funds, equity mutual funds, as well as other investments. The discount rate for the projected benefit obligation was chosen based upon rates of returns available for high-quality fixed-income securities as of the plan’s measurement date. The Company reviewed several bond indices, comparative data, and the plan’s anticipated cash flows to determine a single discount rate which would approximate the rate in which the obligation could be effectively settled. The expected long-term rate of return on assets is based on the Company’s historical rate of return. The weighted average rate assumptions used in determining pension costs and the projected benefit obligation for the periods indicated are as follows:

	For the year ended December 31,
	2,012,000	2,011,000	2,010,000
Discount rate for projected benefit obligation	4.00%	4.50%	5.30%
Discount rate for pension costs	4.50%	5.30%	5.95%
Expected long-term average return on plan assets	7.50%	7.50%	7.50%

Net periodic benefit costs
The Company’s net periodic benefit expense for the combined plans for the periods indicated consists of the following components:

	For the year ended December 31,
(amounts in thousands)	2,012,000	2,011,000	2,010,000
Service cost	$101	$98	$92
Interest cost	1,850	1,931	2,014
Expected return on plan assets	(2,008)	(2,028)	(1,818)
Amortization of loss	807	269	203
Net periodic benefit expense	$750	$270	$491

Pension assets
The weighted-average asset allocations at December 31, 2012 by asset category are as follows:

	Target allocation	Actual allocation as of December 31, 2012	Weighted average expected long-term rate of return (1)
Asset Category
U.S. Large Cap Funds	25.0%	21.9%	2.0%
U.S. Mid Cap Funds	5.0%	8.0%	0.5%
U.S. Small Cap Funds	3.0%	3.2%	0.3%
International Equity	15.0%	14.6%	1.6%
Fixed income	45.0%	45.2%	2.3%
Other investments	7.0%	7.1%	0.6%
	100.0%	100.0%	7.3%

(1)	The weighted average expected long-term rate of return by asset category is based on the Company’s target allocation.
The weighted-average asset allocations at December 31, 2011 by asset category are as follows:

	Target allocation	Actual allocation as of December 31, 2011	Weighted average expected long-term rate of return (1)
Asset Category
U.S. Large Cap Funds	25.0%	21.9%	2.0%
U.S. Mid Cap Funds	5.0%	7.9%	0.5%
U.S. Small Cap Funds	3.0%	3.1%	0.3%
International Equity	15.0%	15.2%	1.6%
Fixed income	45.0%	45.0%	2.3%
Other investments	7.0%	6.9%	0.6%
	100.0%	100.0%	7.3%

(1)	The weighted average expected long-term rate of return by asset category is based on the Company’s target allocation.
The Company has established formal investment policies for the assets associated with the Company’s pension plans. Policy objectives include maximizing long-term return at acceptable risk levels, diversifying among asset classes, if appropriate, and among investment managers, as well as establishing relevant risk parameters within each asset class. Investment policies reflect the unique circumstances of the respective plans and include requirements designed to mitigate risk including quality and diversification standards. Asset allocation targets are based on periodic asset reviews and/or risk budgeting study results which help determine the appropriate investment strategies for acceptable risk levels. The investment policies permit variances from the targets within certain parameters.
Factors such as asset class allocations, long-term rates of return (actual and expected), and results of periodic asset liability modeling studies are considered when constructing the long-term rate of return assumption for the Company’s pension plans. While historical rates of return play an important role in the analysis, the Company also considers data points from other external sources if there is a reasonable justification to do so.
The plan assets are invested to maximize returns without undue exposure to risk. Risk is controlled by maintaining a portfolio of assets that is diversified across a variety of asset classes, investment styles and investment managers. The plan’s asset allocation policies are consistent with the established investment objectives and risk tolerances. The asset allocation policies are developed by examining the historical relationships of risk and return among asset classes, and are designed to provide the highest probability of meeting or exceeding the return objectives at the lowest possible risk. The weighted average expected long-term rate of return by asset category is based on the Company’s target allocation.
The following table summarizes the Company’s plan assets measured at fair value on a recurring basis (at least annually) as of December 31, 2012 and December 31, 2011:

(amounts in thousands)	Fair value as of December 31, 2012	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
Equity Securities (1)
U.S. Large Cap Funds	$6,530	$6,530	$—	$—
U.S. Mid Cap Funds	2,380	1,173	1,207	—
U.S. Small Cap Funds	938	468	470	—
International Funds	4,364	4,364	—	—
Fixed Income
Domestic Bond Funds (2)	13,460	1,520	11,940	—
Other Investments
Commodity Funds (3)	1,419	1,419	—	—
Cash & Equivalents	689	—	689	—
	$29,780	$15,474	$14,306	$—

(amounts in thousands)	Fair value as of December 31, 2011	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
Equity Securities (1)
U.S. Large Cap Funds	$5,793	$5,793	$—	$—
U.S. Mid Cap Funds	2,087	1,032	1,055	—
U.S. Small Cap Funds	812	393	419	—
International Funds	3,996	3,996	—	—
Fixed Income
Domestic Bond Funds (2)	11,863	1,317	10,546	—
Other Investments
Commodity Funds (3)	1,302	1,302	—	—
Cash & Equivalents	524	—	524	—
	$26,377	$13,833	$12,544	$—

(1)	Equity securities are comprised of mutual funds valued at net asset value per share multiplied by number of shares at measurement date.

(2)	Domestic bonds are comprised of mutual funds valued at net asset value per share multiplied by number of shares at measurement date.

(3)	Commodity funds are comprised of two mutual funds which represent small market energy funds.
The Ply Gem Plan was frozen as of December 31, 1998, and no further increases in benefits may occur as a result of increases in service or compensation and no new participants can be added to the Plan.
The MW Plan was frozen for salaried participants as of October 31, 2004, and no further increases in benefits for salaried participants may occur as a result of increases in service or compensation. The MW Plan was frozen for non-salaried participants during 2005. No additional non-salaried participants may enter the plan, but increases in benefits as a result of increases in service or compensation will still occur.
Benefit plan contributions
The Company made cash contributions to the combined plans of approximately $2.6 million and $2.0 million for the years ended December 31, 2012 and 2011, respectively. During fiscal year 2013, the Company expects to make cash contributions to the combined plans of approximately $1.1 million.
Benefit plan payments
The following table shows expected benefit payments for the next five fiscal years and the aggregate five years thereafter from the combined plans. These benefit payments consist of qualified defined benefit plan payments that are made from the respective plan trusts and do not represent an immediate cash outflow to the Company.

Fiscal Year	Expected benefit payments

(amounts in thousands)

2013	$1,956
2014	2,029
2015	2,111
2016	2,211
2017	2,315
2018-2022	13,117

Other retirement plans
The Company also has an unfunded nonqualified Supplemental Executive Retirement Plan for certain employees. The projected benefit obligation relating to this unfunded plan totaled approximately $349,000 and $354,000 at December 31, 2012 and 2011, respectively. The Company has recorded this obligation in other long term liabilities in the consolidated balance sheets as of December 31, 2012 and 2011. Pension expense for the plan was approximately $14,000, $17,000, and $18,000 for the years ended December 31, 2012, 2011, and 2010, respectively.